Nov. 01, 2018
JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 12, 2019 to the Prospectuses and Summary Prospectuses dated November 1, 2018, as supplemented

Change in Strategic Target Allocations. As stated in the prospectuses and summary prospectuses for each Fund, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may adjust the targets in its discretion, consistent with each Fund’s investment strategy. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected below. All references in the prospectuses and summary prospectuses to the glide path “as of November 1, 2018” are replaced with “as of February 12, 2019.”

JPMorgan SmartRetirement Blend Income Fund

The Strategic Target Allocations table, corresponding footnote and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in the Fund’s prospectuses and summary prospectuses are hereby replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of 2/12/19 are set forth below:

Strategic Target Allocations[1]

Fixed Income	62.5%
U.S. Fixed Income Funds	41.3%
Inflation Managed Funds	7.5%
High Yield Fixed Income Funds	10.0%
Emerging Markets Debt Funds	3.8%

Equity	32.5%
U.S. Large Cap Equity Funds	14.3%
U.S. Small/Mid Cap Equity Funds	3.3%
REIT Funds	2.0%
International Equity Funds	9.8%
Emerging Markets Equity Funds	3.3%

Money Market/Cash and Cash Equivalents	5.0%
Money Market/Cash and Cash Equivalents	5.0%

Commodities & Global Natural Resources	0.0%
Commodities Funds	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1
As of 2/12/19, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Bend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund and JPMorgan SmartRetirement Blend 2060 Fund

The glide path, Strategic Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s prospectuses and summary prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) is hereby replaced with the following:

Strategic Target Allocation[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10

Equity	91.0%	91.0%	91.0%	91.0%	82.0%	73.0%	61.0%	48.5%	32.5%	32.5%	32.5%
U.S. Large Cap Equity Funds	40.0%	40.0%	40.0%	40.0%	36.0%	32.1%	26.8%	21.3%	14.3%	14.3%	14.3%
U.S. Small Cap Equity Funds	9.2%	9.2%	9.2%	9.2%	8.3%	7.4%	6.2%	4.9%	3.3%	3.3%	3.3%
REIT Funds	5.5%	5.5%	5.5%	5.5%	5.0%	4.4%	3.7%	2.9%	2.0%	2.0%	2.0%
International Equity Funds	27.3%	27.3%	27.3%	27.3%	24.6%	21.9%	18.3%	14.6%	9.8%	9.8%	9.8%
Emerging Markets Equity Funds	9.1%	9.1%	9.1%	9.1%	8.2%	7.3%	6.1%	4.9%	3.3%	3.3%	3.3%

Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	9.0%	9.0%	9.0%	9.0%	18.0%	27.0%	39.0%	51.5%	62.5%	62.5%	62.5%
U.S. Fixed Income Funds	6.1%	6.1%	6.1%	6.1%	13.7%	21.6%	31.2%	38.2%	41.3%	41.3%	41.3%
Inflation Managed Funds	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield Fixed Income Funds	2.0%	2.0%	2.0%	2.0%	2.8%	3.4%	5.0%	7.2%	10.0%	10.0%	10.0%
Emerging Markets Debt Funds	1.0%	1.0%	1.0%	1.0%	1.5%	2.0%	2.8%	3.2%	3.8%	3.8%	3.8%

Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%
Money Market Funds/Cash and Cash Alternatives	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	5.0%	5.0%	5.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1.
As of 2/12/19, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE